Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Material write-downs	$ 0
Estimated useful lives of identifiable intangible assets	6 years
Significant influence presumed percentage	20.00%
Impairment on long-lived assets and other acquired intangible assets	0
Liability for unrecognized tax benefits	0	0
Accrued income tax penalties or interest	$ 0	$ 0	$ 0
Organic Fertilizer [Member] | Accounts Receivable [Member]
Business Acquisition [Line Items]
Number of customers accounted for accounts receivable	2
Number of customers	2
Organic Fertilizer [Member] | Revenue [Member]
Business Acquisition [Line Items]
Number of customers	3
Customer Five [Member] | Organic Fertilizer [Member] | Accounts Receivable [Member]
Business Acquisition [Line Items]
Concentration risk percentage	37.00%
Customer Four [Member] | Organic Fertilizer [Member] | Accounts Receivable [Member]
Business Acquisition [Line Items]
Concentration risk percentage	16.00%
Customer One [Member] | Organic Fertilizer [Member] | Revenue [Member]
Business Acquisition [Line Items]
Concentration risk percentage	14.00%
Customer Two [Member] | Organic Fertilizer [Member] | Revenue [Member]
Business Acquisition [Line Items]
Concentration risk percentage	19.00%
Customer Three [Member] | Organic Fertilizer [Member] | Revenue [Member]
Business Acquisition [Line Items]
Concentration risk percentage	35.00%
Minimum [Member]
Business Acquisition [Line Items]
Property plant equipment useful lives	3 years
Maximum [Member]
Business Acquisition [Line Items]
Property plant equipment useful lives	10 years